Issuances of Additional Beneficial Certificate Units Level 1 (Notes)	12 Months Ended
Dec. 31, 2014
Issuances of Additional Beneficial Unit Certificates [Abstract]
Issuances of Additional Beneficial Unit Certificates [Text Block]
Issuances of Additional Beneficial Unit Certificates

In November 2013, a Registration Statement on Form S-3 was declared effective by the SEC under which the Partnership may offer up to $225.0 million of additional BUCs from time to time. In December 2013, the Partnership issued an additional 8,280,000 BUCs through an underwritten public offering at a public offering price of $6.25 per BUC pursuant to this new Registration Statement. Net proceeds realized by the Partnership from this issuance of these BUCs were approximately $48.2 million after payment of an underwriter’s discount and other offering costs of approximately $3.5 million. In January and February 2014, the Partnership issued an additional 9,200,000 BUCs through an underwritten public offering at a public offering price of $5.95 per BUC pursuant to this Registration Statement. Net proceeds realized by the Partnership from this issuance of these BUCs were approximately $51.3 million after payment of an underwriter’s discount and other offering costs of approximately $3.5 million.

In May 2012, the Partnership issued an additional 12,650,000 BUCs through an underwritten public offering at a public offering price of $5.06 per BUC under its previously filed Form S-3. Net proceeds realized by the Partnership from this issuance of these BUCs were approximately $60 million after payment of an underwriter’s discount and other offering costs of approximately $4.0 million.